UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

MARCH 31, 2015

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 88.5%
CONSUMER DISCRETIONARY - 7.2%
Media - 4.9%
Comcast Corp., Special Class A Shares	2,262,610	$126,853,230
Time Warner Inc.	1,608,980	135,862,271
Walt Disney Co.	356,280	37,370,209

Total Media		300,085,710

Specialty Retail - 2.3%
Home Depot Inc.	1,257,020	142,810,042

TOTAL CONSUMER DISCRETIONARY		442,895,752

CONSUMER STAPLES - 11.5%
Beverages - 3.0%
Anheuser-Busch InBev NV, ADR	651,490	79,423,146
Coca-Cola Co.	1,485,130	60,222,022
PepsiCo Inc.	500,000	47,810,000

Total Beverages		187,455,168

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	517,450	78,391,088
Wal-Mart Stores Inc.	1,303,190	107,187,377

Total Food & Staples Retailing		185,578,465

Food Products - 2.5%
Nestle SA, ADR	2,040,540	153,490,643

Household Products - 3.0%
Kimberly-Clark Corp.	1,062,330	113,786,166
Procter & Gamble Co.	850,000	69,649,000

Total Household Products		183,435,166

TOTAL CONSUMER STAPLES		709,959,442

ENERGY - 7.7%
Energy Equipment & Services - 2.0%
Schlumberger Ltd.	1,479,760	123,471,175

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	851,509	89,391,415
Exxon Mobil Corp.	1,586,439	134,847,315
Occidental Petroleum Corp.	427,430	31,202,390
Spectra Energy Corp.	2,657,550	96,123,583

Total Oil, Gas & Consumable Fuels		351,564,703

TOTAL ENERGY		475,035,878

FINANCIALS - 15.2%
Banks - 0.4%
People’s United Financial Inc.	1,668,830	25,366,216

Capital Markets - 3.0%
Bank of New York Mellon Corp.	1,550,000	62,372,000
BlackRock Inc.	330,050	120,745,492

Total Capital Markets		183,117,492

Consumer Finance - 1.5%
American Express Co.	1,163,110	90,862,153

Diversified Financial Services - 3.1%
Berkshire Hathaway Inc., Class B Shares	1,345,300	194,153,696	*

Insurance - 4.0%
American International Group Inc.	555,000	30,408,450
MetLife Inc.	2,112,385	106,781,062
Travelers Cos. Inc.	1,018,810	110,163,925

Total Insurance		247,353,437

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	1,357,560	$127,814,274
Weyerhaeuser Co.	2,200,000	72,930,000

Total Real Estate Investment Trusts (REITs)		200,744,274

TOTAL FINANCIALS		941,597,268

HEALTH CARE - 8.3%
Biotechnology - 1.0%
Amgen Inc.	390,000	62,341,500

Health Care Equipment & Supplies - 0.4%
Halyard Health Inc.	432,791	21,293,317	*

Health Care Providers & Services - 2.1%
UnitedHealth Group Inc.	1,108,190	131,087,795

Pharmaceuticals - 4.8%
GlaxoSmithKline PLC, ADR	650,000	29,997,500
Johnson & Johnson	1,155,547	116,248,028
Merck & Co. Inc.	1,468,180	84,390,987
Pfizer Inc.	1,900,000	66,101,000

Total Pharmaceuticals		296,737,515

TOTAL HEALTH CARE		511,460,127

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.2%
Raytheon Co.	700,000	76,475,000

Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide Inc.	1,201,120	87,946,006
United Parcel Service Inc., Class B Shares	865,140	83,866,672

Total Air Freight & Logistics		171,812,678

Commercial Services & Supplies - 1.9%
Waste Management Inc.	2,155,910	116,914,999

Electrical Equipment - 0.7%
Eaton Corp. PLC	700,000	47,558,000

Industrial Conglomerates - 3.9%
3M Co.	655,000	108,042,250
General Electric Co.	5,361,680	133,023,281

Total Industrial Conglomerates		241,065,531

Road & Rail - 2.2%
Union Pacific Corp.	1,241,380	134,453,868

TOTAL INDUSTRIALS		788,280,076

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.9%
QUALCOMM Inc.	787,230	54,586,528

Internet Software & Services - 1.6%
Google Inc., Class C Shares	180,000	98,640,000	*

IT Services - 1.4%
Automatic Data Processing Inc.	997,810	85,452,448

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	1,989,930	62,225,111
Texas Instruments Inc.	601,160	34,377,335

Total Semiconductors & Semiconductor Equipment		96,602,446

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY		SHARES	VALUE
Software - 3.4%
Microsoft Corp.		2,861,150	$116,320,053
Oracle Corp.		2,200,000	94,930,000

Total Software			211,250,053

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.		1,299,220	161,661,945

TOTAL INFORMATION TECHNOLOGY			708,193,420

MATERIALS - 6.3%
Chemicals - 5.0%
E.I. du Pont de Nemours & Co.		950,540	67,935,094
Ecolab Inc.		564,760	64,597,249
PPG Industries Inc.		385,470	86,938,903
Praxair Inc.		725,000	87,536,500

Total Chemicals			307,007,746

Paper & Forest Products - 1.3%
International Paper Co.		1,491,090	82,740,584

TOTAL MATERIALS			389,748,330

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.3%
AT&T Inc.		2,606,380	85,098,307
Verizon Communications Inc.		2,385,916	116,027,095

Total Diversified Telecommunication Services			201,125,402

Wireless Telecommunication Services - 0.5%
Vodafone Group PLC, Sponsored ADR		944,716	30,873,319

TOTAL TELECOMMUNICATION SERVICES			231,998,721

UTILITIES - 4.3%
Electric Utilities - 2.0%
Exelon Corp.		2,000,000	67,220,000
NextEra Energy Inc.		529,270	55,070,544

Total Electric Utilities			122,290,544

Multi-Utilities - 2.3%
CenterPoint Energy Inc.		2,287,790	46,693,793
Wisconsin Energy Corp.		2,000,000	99,000,000

Total Multi-Utilities			145,693,793

TOTAL UTILITIES			267,984,337

TOTAL COMMON STOCKS (Cost - $4,249,539,651)			5,467,153,351

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Wells Fargo & Co. (Cost - $15,253,320)	7.500%	14,406	17,618,538

MASTER LIMITED PARTNERSHIPS - 5.0%
ENERGY - 2.8%
Brookfield Infrastructure Partners LP		2,412,840	109,880,734
Brookfield Renewable Energy Partners LP		1,207,749	38,142,955
Brookfield Renewable Energy Partners LP		799,920	25,245,475

TOTAL ENERGY			173,269,164

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY			SHARES	VALUE
FINANCIALS - 2.2%
Blackstone Group LP			3,500,000	$136,115,000

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $233,279,834)				309,384,164

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,498,146,254)				5,794,156,054

			SHARES
SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $384,706,216)	0.097%		384,706,216	384,706,216

TOTAL INVESTMENTS - 100.0% (Cost - $4,882,852,470#)				6,178,862,270
Other Assets in Excess of Liabilities - 0.0%				2,306,207

TOTAL NET ASSETS - 100.0%				$6,181,168,477

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2015.

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (formerly ClearBridge Equity Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective May 1, 2015, the Fund’s name changed from ClearBridge Equity Income Fund to ClearBridge Dividend Strategy Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$5,467,153,351	—	—	$5,467,153,351
Convertible preferred stocks	17,618,538	—	—	17,618,538
Master limited partnerships	309,384,164	—	—	309,384,164
Asset-backed securities	—	$1	—	1

Total long-term investments	$5,794,156,053	$1	—	$5,794,156,054

Short-term investments†	384,706,216	—	—	384,706,216

Total investments	$6,178,862,269	$1	—	$6,178,862,270

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,347,467,326
Gross unrealized depreciation	(51,457,526)

Net unrealized appreciation	$1,296,009,800

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015